INVESTMENT SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Realized investment security gains	$ 40	$ 2	$ 2
Proceeds from investment securities	10,100	1,400	$ 1,300
Federal Home Loan Bank of Pittsburgh ("FHLB") [Member]
Investment securities pledged, amortized cost	3,500	3,500
Investment securities pledged, fair value	3,600	$ 3,600
Federal Reserve Bank of Cleveland [Member]
Investment securities pledged, amortized cost	57,500
Investment securities pledged, fair value	$ 57,400